Contingent Consideration - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Contingent consideration [abstract]
Contingent consideration liability increase (decrease)	$ 936,354	$ (3,212,503)